Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Balance Sheet Information [Abstract]
Summary of other payables and accrued expenses
	December 31,
	2 0 1 7	2 0 1 6

Payroll and related amounts	0	18
Accrued expenses	146	176
	146	194